UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

 _______________ to _________________

Date of Report (Date of earliest event reported) ________________________

Commission File Number of securitizer: ________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001831661 (Lakeview Loan Servicing, LLC)

Lakeview 2020-CRT1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): _________________

Stuart Waldman, Senior Vice President, 305-341-5576
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99. 1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 — Narrative
Schedule 2 — Findings Report
Schedule 3 — Valuation Report
Schedule 4 — Pay History Review
Schedule 5 — Data Compare Report

99. 2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 — Narrative
Schedule 2 — Title & Lien Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: December 10, 2020	LAKEVIEW LOAN SERVICING, LLC
(Securitizer)

	By:	/s/ Stuart Waldman
		Name:	Stuart Waldman
		Title:	Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 — Narrative
Schedule 2 — Findings Report
Schedule 3 — Valuation Report
Schedule 4 — Pay History Review
Schedule 5 — Data Compare Report

99. 2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 — Narrative
Schedule 2 — Title & Lien Report